Finance Expenses, Net	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income Text Block Abstract
Finance expenses, net

NOTE 8: Finance expenses, net

Thousands of $ For the years ended December 31	2022	2021	2020
Interest income	125	11	4
Interest on Kreos loan	(660)	(1,566)	(1,205)
Interest on Innovatus loan	(1,615)	0	0
Interest on other loans and leases	(361)	(309)	(145)
Fair value adjustments	(2,479)	(290)	(118)
Kreos loan extinguishment	(1,047)	0	0
Other financial expenses	(107)	(7)	(75)
Financial expenses, net	(6,144)	(2,161)	(1,539)

For the year ended December 31, 2022, financial expenses, net, were primarily comprised of fair value adjustments for the GPS contingent consideration of $2.4 million resulting from changes in net present value, interest charges and extinguishment expenses of $1.6 million for the loan facility with Kreos Capital (as further detailed in Note 16), and interest charges of $1.6 million related to the Innovatus debt facility.

Other financial expenses relate to bank costs incurred during the year.